Securities (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Unrealized Gains and Losses

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)							As at
	January 31, 2019						October 31, 2018
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value
Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$12,193	$44	$(17)	$12,220	$12,740	$38	$(47)	$12,731
Provinces	10,297	70	(19)	10,348	9,443	75	(11)	9,507
U.S. federal, state, municipal governments, and agencies debt	44,384	186	(160)	44,410	45,857	265	(356)	45,766
Other OECD government guaranteed debt	18,451	54	(4)	18,501	20,034	65	(3)	20,096
Mortgage-backed securities	6,274	53	–	6,327	6,575	59	(1)	6,633
	91,599	407	(200)	91,806	94,649	502	(418)	94,733
Other debt securities
Asset-backed securities	21,248	58	(32)	21,274	21,901	87	(19)	21,969
Non-agency collateralized mortgage obligation portfolio	431	–	(1)	430	471	1	–	472
Corporate and other debt	8,805	28	(48)	8,785	8,534	31	(58)	8,507
	30,484	86	(81)	30,489	30,906	119	(77)	30,948
Total debt securities	122,083	493	(281)	122,295	125,555	621	(495)	125,681
Equity securities
Common shares	1,657	71	(34)	1,694	1,725	118	(39)	1,804
Preferred shares	301	8	(43)	266	376	20	(26)	370
	1,958	79	(77)	1,960	2,101	138	(65)	2,174
Total securities at fair value through other comprehensive income	$124,041	$572	$(358)	$124,255	$127,656	$759	$(560)	$127,855

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income

Equity Securities Designated at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)		As at		For the three months ended
	January 31, 2019	January 31, 2018	January 31, 2019	January 31, 2018
	Fair value	Fair value	Dividend income recognized	Dividend income recognized
Common shares	$1,694	$1,701	$20	$16

Preferred shares	266	362	4	4
Total	$1,960	$2,063	$24	$20

Summary of Net Securities Gains (Losses)

Net Securities Gains (Losses)

(millions of Canadian dollars)	For the three months ended
	January 31 2019	January 31 2018
Debt securities at amortized cost
Net realized gains (losses)	$44	$–
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	(55)	3
Total	$(11)	$3

Summary of Debt Securities by Risk Rating

Debt Securities by Risk Ratings

(millions of Canadian dollars)					As at
			January 31, 2019
	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$226,982	$–	$	n/a	$226,982
Non-Investment grade	2,394	76		n/a	2,470
Watch and classified	n/a	6		n/a	6
Default	n/a	n/a		–	–
Total debt securities	229,376	82		–	229,458
Allowance for credit losses on debt securities at amortized cost	1	–		–	1
Debt securities, net of allowance	$229,375	$82		$–	$229,457

Debt Securities by Risk Ratings

(millions of Canadian dollars)						As at
			October 31, 2018
	Stage 1	Stage 2		Stage 3		Total
Debt securities
Investment grade	$230,488	$–	$	n/a	[1]	$230,488
Non-Investment grade	2,140	54		n/a		2,194
Watch and classified	n/a	11		n/a		11
Default	n/a	n/a		234		234
Total debt securities	232,628	65		234		232,927
Allowance for credit losses on debt securities at amortized cost	1	4		70		75
Debt securities, net of allowance	$232,627	$61		$164		$232,852